Oct. 27, 2017
AlphaClone International ETF
AlphaClone International ETF
October 27, 2017

Supplement to the

Prospectus dated July 31, 2017

Effective on or about December 27, 2017 (the “Index Change Date”), each of the AlphaClone Alternative Alpha ETF (the “Alternative Alpha ETF”) and AlphaClone International ETF (the “International ETF”) (each, a “Fund”) will track a new underlying index, as listed in the table below (each, an “Index”), and consequently, each Fund’s investment objective and related investment strategies will change to reflect such Fund’s new underlying index, as described in greater detail below.

Fund	AlphaClone Alternative Alpha ETF	AlphaClone International ETF
Old Index	AlphaClone Hedge Fund Downside Hedged Index	AlphaClone International Downside Hedged Index
New Index	AlphaClone Hedge Fund Masters Index	AlphaClone International Index

AlphaClone International ETF Summary
Effective on the Index Change Date, the International Fund’s investment objective will be to seek to track the total return performance, before fees and expenses, of the AlphaClone International Index. Also effective on the Index Change Date, the section entitled “Principal Investment Strategies—AlphaClone International Downside Hedged Index” on pages 9–10 of the Prospectus will be replaced with the following:

AlphaClone International Index

The Index utilizes a proprietary, quantitative Clone Score methodology developed by AlphaClone, Inc., the Fund’s investment adviser (“AlphaClone”) and index provider, to replicate the foreign equity securities trading in the U.S. through American Depositary Receipts (“ADRs”) favored as investments by hedge funds and institutional investors. The Index was established by the Adviser in 2017 and is generally composed of between 40 and 50 U.S.-listed ADRs of small, mid, or large capitalization companies and reconstituted quarterly.

AlphaClone’s Clone Score methodology analyzes the historical returns of a given hedge fund’s or institutional investor’s holdings and assigns a Clone Score (i.e., ranking) to each such hedge fund and institutional investor based on such returns. Clone Scores are recalculated semi-annually. The Clone Score methodology incorporates information from hedge fund and institutional investor public disclosure filings (e.g., Form 13F filings) with the U.S. Securities and Exchange Commission to identify their disclosed holdings at the end of each quarter. The Index is made up of the ADRs held by those hedge funds and institutional investors with the highest Clone Scores. Index constituents are equal weighted at the time of each reconstitution, but each individual constituent is limited to a 5% weighting at the time of each reconstitution.

The equity securities that comprise the Index are ADRs of foreign companies, including those in emerging markets, each with a market capitalization of at least $100 million at the time of reconstitution and meeting certain liquidity thresholds.

Additionally, effective on the Index Change Date, the second paragraph of the section entitled “Principal Investment Strategies—The Fund’s Investment Strategy” on page 10 of the Prospectus will be replaced with the following:

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

Additionally, effective on the Index Change Date, the following sections under the heading “Principal Investment Risks” on pages 11–12 of the Prospectus are deleted in their entirety: “—Investment Company Risk”, “—Market Hedge Risk”, and “—Short Sales Risk”, and the last two sentences of the section entitled “Principal Investment Risks—Tracking Error Risk” are deleted.